BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE WITH IFRS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jan. 25, 2022	Aug. 11, 2021
Disclosure of detailed information about borrowings [line items]
Cash	$ 2,002,741	$ 29,892,966
Accounts receivable and inventories net of trade and other payables	221,802,353
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount	134,896,502		$ 200,000,000	$ 100,000,000
Amount drawn	112,200,000
Remaining availability	$ 22,696,502